Everlake Life Insurance Company Variable Annuity Separate Account C

Financial Statements as of December 31, 2021 and for the years ended December 31, 2021 and 2020, and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Everlake Life Insurance Company
and the Contract holders of
Everlake Life Insurance Company Variable Annuity Separate Account C

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the sub-accounts of Everlake Life Insurance Company Variable Annuity Separate Account C (the “Account”) (formerly Allstate Life Insurance Company Variable Annuity Separate Account C) listed in Appendix A, as of December 31, 2021, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented in Appendix A and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Account as of December 31, 2021, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
April 8, 2022

We have served as the auditor of Everlake Life Insurance Company (formerly Allstate Life Insurance Company) (the sponsor Company) since 2001.

Appendix A

Everlake Life Insurance Company Variable Annuity Separate Account C

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
DWS Bond VIP Class A	-	For the Period January 1, 2021 to October 28, 2021 #	For the Year ended December 31, 2020 and for the Period January 1, 2021 to October 28, 2021 #	Four Years ended December 31, 2020 and for the Period January 1, 2021 to October 28, 2021 #
DWS Capital Growth VIP Class A	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
DWS Core Equity VIP Class A	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
DWS CROCI® International VIP Class A	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
DWS Global Income Builder VIP Class A II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
DWS Global Small Cap VIP Class A	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
DWS Government Money Market VIP Class A II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021
DWS Small Mid Cap Growth VIP Class A II	December 31, 2021	December 31, 2021	Two Years Ended December 31, 2021	Five Years Ended December 31, 2021

# represents the date the sub-account ceased operations

EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY
SEPARATE ACCOUNT C

STATEMENT OF NET ASSETS
As of December 31, 2021

	DWS	DWS Capital	DWS Core	DWS CROCI®	DWS Global	DWS Global
	Bond	Growth	Equity	International	Income Builder	Small Cap
	VIP Class A*	VIP Class A	VIP Class A	VIP Class A	VIP Class A II	VIP Class A
ASSETS
Investments, at fair value	$—	$62,991,199	$19,417,316	$7,458,180	$9,704,886	$6,873,721
Total assets	$—	$62,991,199	$19,417,316	$7,458,180	$9,704,886	$6,873,721
NET ASSETS
Accumulation units	$—	$62,991,199	$19,417,316	$7,458,180	$9,704,886	$6,873,721
Total net assets	$—	$62,991,199	$19,417,316	$7,458,180	$9,704,886	$6,873,721
FUND SHARE INFORMATION
Number of shares	—	1,282,655	1,337,281	966,086	362,393	504,308
Cost of investments	$—	$32,586,610	$13,668,032	$8,290,459	$8,187,570	$6,295,413

ACCUMULATION UNIT VALUE [1]
Lowest	$—	$25.40	$123.85	$58.21	$24.19	$80.97
Highest	$—	$332.60	$123.85	$58.21	$24.19	$80.97

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	DWS	DWS Capital	DWS Core	DWS CROCI®	DWS Global	DWS Global
	Bond	Growth	Equity	International	Income Builder	Small Cap
	VIP Class A*	VIP Class A	VIP Class A	VIP Class A	VIP Class A II	VIP Class A
NET INVESTMENT INCOME (LOSS)
Dividends	$52,236	$127,527	$137,474	$182,226	$209,829	$24,629
Charges from Everlake Life Insurance Company:
Mortality and expense risk	(8,502)	(244,147)	(72,576)	(30,202)	(36,890)	(27,453)
Contract Administration	(6,119)	(181,447)	(54,405)	(22,640)	(27,653)	(20,580)
Net investment income (loss)	37,615	(298,067)	10,493	129,384	145,286	(23,404)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,627,537	6,116,816	2,468,283	750,095	840,103	1,381,655
Cost of investments sold	2,560,586	3,289,141	1,922,894	858,877	715,387	1,354,499
Realized gains (losses) on fund shares	66,951	2,827,675	545,389	(108,782)	124,716	27,156
Realized gain distributions	—	3,194,915	797,321	—	126,905	—
Net realized gains (losses)	66,951	6,022,590	1,342,710	(108,782)	251,621	27,156
Change in unrealized gains (losses)	(115,558)	6,192,994	2,592,334	590,608	485,307	911,471
Net realized and change in unrealized gains (losses) on investments	(48,607)	12,215,584	3,935,044	481,826	736,928	938,627
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$(10,992)	$11,917,517	$3,945,537	$611,210	$882,214	$915,223

[1] The high and low accumulation unit value ("AUV") are reported at the same amount where there is only one policy offered for investment in the Sub-Account. Otherwise, when more than one policy is available for investment, a high and low AUV is reported.

* See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2021.
See notes to financial statements.

EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY
SEPARATE ACCOUNT C

STATEMENT OF NET ASSETS
As of December 31, 2021

	DWS
	Government	DWS Small
	Money Market	Mid Cap Growth
	VIP Class A II*	VIP Class A II
ASSETS
Investments, at fair value	$4,672,774	$1,701,665
Total assets	$4,672,774	$1,701,665
NET ASSETS
Accumulation units	$4,672,774	$1,701,665
Total net assets	$4,672,774	$1,701,665
FUND SHARE INFORMATION
Number of shares	4,672,774	90,178
Cost of investments	$4,672,774	$1,473,380

ACCUMULATION UNIT VALUE [1]
Lowest	$9.30	$36.57
Highest	$10.19	$36.57

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	DWS
	Government	DWS Small
	Money Market	Mid Cap Growth
	VIP Class A II*	VIP Class A II
NET INVESTMENT INCOME (LOSS)
Dividends	$366	$660
Charges from Everlake Life Insurance Company:
Mortality and expense risk	(15,104)	(6,806)
Contract Administration	(11,189)	(5,102)
Net investment income (loss)	(25,927)	(11,248)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,611,870	228,638
Cost of investments sold	1,611,870	202,629
Realized gains (losses) on fund shares	—	26,009
Realized gain distributions	—	85,668
Net realized gains (losses)	—	111,677
Change in unrealized gains (losses)	—	102,209
Net realized and change in unrealized gains (losses) on investments	—	213,886
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$(25,927)	$202,638

See notes to financial statements.

EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY
SEPARATE ACCOUNT C
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2021

	DWS	DWS Capital	DWS Core
	Bond	Growth	Equity
	VIP Class A*	VIP Class A	VIP Class A
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$37,615	$(298,067)	$10,493
Net realized gains (losses)	66,951	6,022,590	1,342,710
Change in unrealized gains (losses)	(115,558)	6,192,994	2,592,334
Increase (decrease) in net assets from operations	(10,992)	11,917,517	3,945,537
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits	610	71,005	12,080
Transfers for contract benefits and terminations	(113,336)	(5,797,139)	(687,477)
Contract maintenance charge	—	—	—
Transfers among the sub-accounts and with the Fixed Account - net	(2,470,815)	1,561,800	(1,563,691)
Increase (decrease) in net assets from contract transactions	(2,583,541)	(4,164,334)	(2,239,088)
INCREASE (DECREASE) IN NET ASSETS	(2,594,533)	7,753,183	1,706,449
NET ASSETS AT BEGINNING OF PERIOD	2,594,533	55,238,016	17,710,867
NET ASSETS AT END OF PERIOD	$—	$62,991,199	$19,417,316
Accumulation Units outstanding at beginning of period	77,795	229,034	177,935
Units issued	565	5,314	874
Units redeemed	(78,360)	(22,654)	(22,025)
Accumulation Units outstanding at end of period	—	211,694	156,784

	2021

	DWS CROCI®	DWS Global	DWS Global
	International	Income Builder	Small Cap
	VIP Class A	VIP Class A II	VIP Class A
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$129,384	$145,286	$(23,404)
Net realized gains (losses)	(108,782)	251,621	27,156
Change in unrealized gains (losses)	590,608	485,307	911,471
Increase (decrease) in net assets from operations	611,210	882,214	915,223
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits	5,785	6,965	2,425
Transfers for contract benefits and terminations	(640,013)	(748,581)	(673,858)
Contract maintenance charge	—	—	—
Transfers among the sub-accounts and with the Fixed Account - net	16,622	1,042,779	(447,313)
Increase (decrease) in net assets from contract transactions	(617,606)	301,163	(1,118,746)
INCREASE (DECREASE) IN NET ASSETS	(6,396)	1,183,377	(203,523)
NET ASSETS AT BEGINNING OF PERIOD	7,464,576	8,521,509	7,077,244
NET ASSETS AT END OF PERIOD	$7,458,180	$9,704,886	$6,873,721
Accumulation Units outstanding at beginning of period	139,105	388,210	99,760
Units issued	1,389	46,129	2,717
Units redeemed	(12,367)	(33,071)	(17,588)
Accumulation Units outstanding at end of period	128,127	401,268	84,889

* See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2021.

See notes to financial statements.

EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY
SEPARATE ACCOUNT C
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2021
	DWS
	Government	DWS Small
	Money Market	Mid Cap Growth
	VIP Class A II*	VIP Class A II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(25,927)	$(11,248)
Net realized gains (losses)	—	111,677
Change in unrealized gains (losses)	—	102,209
Increase (decrease) in net assets from operations	(25,927)	202,638
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits	1,670	2,760
Transfers for contract benefits and terminations	(504,874)	(170,913)
Contract maintenance charge	(30)	—
Transfers among the sub-accounts and with the Fixed Account - net	1,425,444	228,120
Increase (decrease) in net assets from contract transactions	922,210	59,967
INCREASE (DECREASE) IN NET ASSETS	896,283	262,605
NET ASSETS AT BEGINNING OF PERIOD	3,776,491	1,439,060
NET ASSETS AT END OF PERIOD	$4,672,774	$1,701,665
Accumulation Units outstanding at beginning of period	368,209	44,479
Units issued	246,598	8,178
Units redeemed	(155,055)	(6,131)
Accumulation Units outstanding at end of period	459,752	46,526

See notes to financial statements.

EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY
SEPARATE ACCOUNT C
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020

	DWS	DWS Capital	DWS Core
	Bond	Growth	Equity
	VIP Class A	VIP Class A	VIP Class A
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$72,462	$(102,942)	$105,826
Net realized gains (losses)	25,233	5,638,017	854,558
Change in unrealized gains (losses)	154,380	10,497,507	1,279,752
Increase (decrease) in net assets from operations	252,075	16,032,582	2,240,136
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits	1,110	72,865	11,670
Transfers for contract benefits and terminations**	(862,524)	(4,606,680)	(2,330,391)
Contract Maintenance Charge	—	—	—
Transfers among the sub-accounts and with the Fixed Account - net	(292,242)	(1,488,496)	(237,663)
Increase (decrease) in net assets from contract transactions	(1,153,656)	(6,022,311)	(2,556,384)
INCREASE (DECREASE) IN NET ASSETS	(901,581)	10,010,271	(316,248)
NET ASSETS AT BEGINNING OF PERIOD	3,496,114	45,227,745	18,027,115
NET ASSETS AT END OF PERIOD	$2,594,533	$55,238,016	$17,710,867
Accumulation Units outstanding at beginning of period	100,382	255,448	208,867
Units Issued	12,197	11,331	3,486
Units Redeemed	(34,784)	(37,745)	(34,418)
Accumulation Units outstanding at end of period	77,795	229,034	177,935

	2020

	DWS CROCI®	DWS Global	DWS Global
	International	Income Builder	Small Cap
	VIP Class A	VIP Class A II	VIP Class A
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$206,114	$208,735	$6,544
Net realized gains (losses)	(421,007)	236,453	(345,310)
Change in unrealized gains (losses)	218,422	113,989	1,252,069
Increase (decrease) in net assets from operations	3,529	559,177	913,303
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits	7,900	6,920	3,635
Transfers for contract benefits and terminations**	(1,032,104)	(1,133,052)	(823,958)
Contract Maintenance Charge	—	—	—
Transfers among the sub-accounts and with the Fixed Account - net	272	(17,342)	(88,983)
Increase (decrease) in net assets from contract transactions	(1,023,932)	(1,143,474)	(909,306)
INCREASE (DECREASE) IN NET ASSETS	(1,020,403)	(584,297)	3,997
NET ASSETS AT BEGINNING OF PERIOD	8,484,979	9,105,806	7,073,247
NET ASSETS AT END OF PERIOD	$7,464,576	$8,521,509	$7,077,244
Accumulation Units outstanding at beginning of period	161,118	446,033	116,197
Units Issued	4,179	17,535	3,059
Units Redeemed	(26,192)	(75,358)	(19,496)
Accumulation Units outstanding at end of period	139,105	388,210	99,760

** Prior period amounts have been reclassified to conform to current period presentation

See notes to financial statements.

EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY
SEPARATE ACCOUNT C
STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,

	2020
	DWS
	Government	DWS Small
	Money Market	Mid Cap Growth
	VIP Class A II	VIP Class A II
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$(17,007)	$(8,731)
Net realized gains (losses)	—	(148,318)
Change in unrealized gains (losses)	—	441,734
Increase (decrease) in net assets from operations	(17,007)	284,685
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT TRANSACTIONS
Deposits	3,100	3,050
Transfers for contract benefits and terminations**	(2,406,610)	(447,691)
Contract Maintenance Charge	(30)	—
Transfers among the sub-accounts and with the Fixed Account - net	2,024,634	(190,561)
Increase (decrease) in net assets from contract transactions	(378,906)	(635,202)
INCREASE (DECREASE) IN NET ASSETS	(395,913)	(350,517)
NET ASSETS AT BEGINNING OF PERIOD	4,172,404	1,789,577
NET ASSETS AT END OF PERIOD	$3,776,491	$1,439,060
Accumulation Units outstanding at beginning of period	404,872	71,504
Units Issued	489,016	7,338
Units Redeemed	(525,679)	(34,363)
Accumulation Units outstanding at end of period	368,209	44,479

See notes to financial statements.

EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY
SEPARATE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

1.Organization
    On January 26, 2021, Allstate Insurance Company entered into a purchase agreement with Everlake US Holdings Company (formerly Antelope US Holdings Company), an affiliate of an investment fund managed by Blackstone Inc., to sell Everlake Life Insurance Company ("ELIC", formerly known as Allstate Life Insurance Company) and certain affiliates. The necessary state regulatory approvals were received on October 29,2021, and the sale of ELIC and certain affiliates was completed on November 1, 2021, at which time Everlake US Holding Company became the parent of ELIC. Subsequently Allstate Life Insurance Company was renamed Everlake Life Insurance Company. The transaction had no impact on the obligations towards the contractholders of Everlake Life Insurance Company Variable Annuity Separate Account C.
Everlake Life Insurance Company Variable Annuity Separate Account C (the “Account”, formerly known as Allstate Life Insurance Company Variable Annuity Separate Account C), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of ELIC. The assets of the Account are legally segregated from those of ELIC. On January 1, 2016, Charter National Variable Annuity Account transferred to Allstate Life Insurance Company ("ALIC") and ALIC became the depositor of the Charter National Variable Annuity Account. The name of the Charter National Variable Annuity Account was changed to Allstate Life Insurance Company Variable Annuity Separate Account C, subsequently changed to Everlake Life Insurance Company Variable Annuity Separate Account C. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). ELIC issued the Scudder Horizon Plan variable annuity contract and the Helmsman variable annuity contract (collectively the “Contracts”), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The Account accepts additional deposits from existing contractholders, but is closed to new contractholders. Absent any contract provisions wherein ELIC contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to mutual fund portfolios (Fund or Funds) in which they invest:

DWS Bond VIP Class A*
DWS Capital Growth VIP Class A
DWS Core Equity VIP Class A
DWS CROCI® International VIP Class A
DWS Global Income Builder VIP Class A II
DWS Global Small Cap VIP Class A
DWS Government Money Market VIP Class A II*
DWS Small Mid Cap Growth VIP Class A II
    The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of accumulation units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the "Fixed Account" in which the contractholders’ deposits are included in the ELIC general account assets and earn a fixed rate of return.
A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.
The Novel Coronavirus Pandemic or COVID-19 (“Coronavirus”) resulted in governments worldwide enacting emergency measures to combat the spread of the virus. Ongoing uncertainty related to the future path of the pandemic has and may continue to create market volatility that impacted the valuations, liquidity, prospects and

EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY
SEPARATE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

risks of fixed income securities and equity securities, including sub accounts of the Account. Future investment results will depend on developments, including the duration and spread of the outbreak, preventive measures to combat the spread of the virus, and capital market conditions, including the pace of economic recovery and effectiveness of the fiscal and monetary policy responses.
The ongoing impact of the Coronavirus on financial markets and the overall economy remain uncertain. Some of the restrictions implemented to contain the pandemic have been relaxed, but reduced economic activity, limits on large gatherings and events and higher unemployment continue. Additionally, there is no way of predicting with certainty how long the pandemic might last, including the potential for restrictions being restored or new restrictions being implemented that could result in further economic volatility.
Reclassifications - Certain prior year amounts were reclassified to conform to the current year's presentation.
Subsequent Events - Subsequent Events have been evaluated through April 8, 2022.
2. Portfolio changes
The following sub-account change occurred during the year ended December 31, 2021.
Below listed is the sub-account (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub-account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the merger date. Accordingly, the cost basis of the respective sub-account’s investments received from the underlying Merged from sub-account were carried forward and invested in the underlying Merged to sub-account for GAAP and tax purposes. The Merged from sub-account ceases operations from the effective merger date.
The following sub-accounts merged during the year ended December 31, 2021:

Date	Merged from:	Merged to:
October 28, 2021	DWS Bond VIP Class A	DWS Government Money Market VIP Class A II
3. Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
    Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset values of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
    Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Fund. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of ELIC. ELIC is taxed as a life insurance company under the Code. For the period January 1, 2021 to October 31, 2021, ELIC will file with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. For the period November 1 to December 31, 2021, ELIC will join its subsidiaries ELIC Reinsurance Company and Everlake Assurance Company in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no

EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY
SEPARATE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

liability for unrecognized tax benefits as of December 31, 2021 and believes that the unrecognized tax benefits balance will not materially change within the next twelve months.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations and the accompanying notes. Actual results could differ from those estimates.
4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1:     Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.
Level 2:     Assets whose values are based on the following
(a)Quoted prices for similar assets in active markets;
(b)Quoted prices for identical or similar assets in markets that are not active; or
(c)Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3:    Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.
In determining fair value, the Account uses the market approach, which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds’ managers. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period.
5. Expenses
Mortality and Expense Risk Charge - ELIC assumes mortality and expense risks related to the operations of the Account and deducts charges daily from the Scudder Horizon Plan contract at a rate equal to 0.40% per annum of the daily net assets of the Account, but reserves the right to increase the charges for this contract to 0.70%. For the Helmsman contract, the rate for mortality and expense risk charge is 0.90% per annum. The mortality and expense risk charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the contracts and certain expenses of the contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contracts.
Contract Administration Charge - ELIC deducts administrative expense charges daily at a rate equal to 0.30% per annum of the daily net assets of the Account for the Scudder Horizon Plan contract and 0.40% per annum of the daily net assets of the Account for the Helmsman contract. The contract administration charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations.
Records Maintenance Charge - ELIC deducts an annual maintenance charge of $30 for the Helmsman contract if the accumulated value in a contract is less than $50,000. ELIC is contractually permitted to deduct an annual maintenance charge of $40 for the Scudder Horizon Plan contract but did not do so in the current or prior year. These charges, if deducted, are recognized as a redemption of units and reported as Contract Maintenance Charge on the Statements of Changes in Net Assets.

EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY
SEPARATE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

6.    Purchases of Investments
    The cost of investments purchased during the year ended December 31, 2021 was as follows:

Sub-Account	Purchases
DWS Bond VIP Class A*	$81,609
DWS Capital Growth VIP Class A	4,849,331
DWS Core Equity VIP Class A	1,037,008
DWS CROCI® International VIP Class A	261,874
DWS Global Income Builder VIP Class A II	1,413,458
DWS Global Small Cap VIP Class A	239,505
DWS Government Money Market VIP Class A II*	2,508,153
DWS Small Mid Cap Growth VIP Class A II	363,026
7. Financial Highlights
    ELIC offers multiple Contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and unit values which in turn result in various expense and total return ratios.
    In the table below, the accumulation units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by ELIC and the corresponding range of total return is presented for each Contract option of the sub-accounts that had outstanding accumulation units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest accumulation unit values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.
Items in the following table are notated as follows:
*        Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests.
    Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the Sub-Account during the period or the net asset value at the end of the period is zero.
**     Expense Ratio - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administration charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.
*** Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY
SEPARATE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio			Total Return
	Accumulation Units (000)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**			Lowest to Highest***
DWS Bond VIP Class A (On October 28, 2021, DWS Bond VIP Class A merged into DWS Government Money Market VIP Class A II)
2021	—	$3.61	-	$52.32	$—	2.15%	0.70	-	1.30%	(1.30)	-	(0.82)%
2020	78	3.66	-	52.75	2,595	3.04	0.70	-	1.30	7.67	-	8.31
2019	100	3.40	-	48.71	3,496	3.15	0.70	-	1.30	9.19	-	9.85
2018	101	3.12	-	44.34	3,210	4.62	0.70	-	1.30	(3.92)	-	(3.34)
2017	112	3.24	-	45.87	3,821	2.22	0.70	-	1.30	4.46	-	5.09
DWS Capital Growth VIP Class A
2021	212	25.40	-	332.60	62,991	0.21	0.70	-	1.30	21.19	-	21.92
2020	229	20.95	-	272.80	55,238	0.49	0.70	-	1.30	37.25	-	38.07
2019	255	15.27	-	197.58	45,228	0.43	0.70	-	1.30	35.37	-	36.18
2018	276	11.28	-	145.08	36,234	0.72	0.70	-	1.30	(2.87)	-	(2.29)
2017	317	11.61	-	148.48	40,925	0.73	0.70	-	1.30	24.66	-	25.42
	DWS Core Equity VIP Class A
2021	157	123.85	-	123.85	19,417	0.76	0.70	-	0.70	24.43	-	24.43
2020	178	99.54	-	99.54	17,711	1.36	0.70	-	0.70	15.32	-	15.32
2019	209	86.31	-	86.31	18,027	1.11	0.70	-	0.70	29.39	-	29.39
2018	239	66.70	-	66.70	15,945	1.78	0.70	-	0.70	(6.35)	-	(6.35)
2017	255	71.22	-	71.22	18,185	1.19	0.70	-	0.70	20.17	-	20.17
	DWS CROCI® International VIP Class A
2021	128	58.21	-	58.21	7,458	2.42	0.70	-	0.70	8.49	-	8.48
2020	139	53.66	-	53.66	7,465	3.60	0.70	-	0.70	1.90	-	1.90
2019	161	52.66	-	52.66	8,485	3.02	0.70	-	0.70	20.92	-	20.92
2018	181	43.55	-	43.55	7,865	1.07	0.70	-	0.70	(14.99)	-	(14.99)
2017	204	51.23	-	51.23	10,436	7.21	0.70	-	0.70	21.11	-	21.11
	DWS Global Income Builder VIP Class A II
2021	401	24.19	-	24.19	9,705	2.28	0.70	-	0.70	10.18	-	10.18
2020	388	21.95	-	21.95	8,522	3.25	0.70	-	0.70	7.52	-	7.52
2019	446	20.42	-	20.42	9,106	3.87	0.70	-	0.70	19.33	-	19.33
2018	512	17.11	-	17.11	8,764	3.80	0.70	-	0.70	(8.31)	-	(8.31)
2017	569	17.28	-	18.66	10,607	3.06	0.70	-	1.30	15.03	-	15.73

EVERLAKE LIFE INSURANCE COMPANY VARIABLE ANNUITY
SEPARATE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio			Total Return
	Accumulation Units (000)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**			Lowest to Highest***
	DWS Global Small Cap VIP Class A
2021	85	$80.97	-	$80.97	$6,874	0.36%	0.70	-	0.70%	14.14	-	14.14%
2020	100	70.94	-	70.94	7,077	0.81	0.70	-	0.70	16.54	-	16.54
2019	116	60.87	-	60.87	7,073	—	0.70	-	0.70	20.44	-	20.44
2018	127	50.54	-	50.54	6,404	0.28	0.70	-	0.70	(21.06)	-	(21.06)
2017	140	64.03	-	64.03	8,972	—	0.70	-	0.70	19.19	-	19.19
	DWS Government Money Market VIP Class A II (On October 28, 2021, DWS Bond VIP Class A merged into DWS Government Money Market VIP Class A II)
2021	460	9.30	-	10.19	4,673	0.01	0.70	-	1.30	(1.28)	-	(0.69)
2020	368	9.42	-	10.26	3,776	0.28	0.70	-	1.30	(1.06)	-	(0.46)
2019	405	9.52	-	10.31	4,172	1.79	0.70	-	1.30	0.46	-	1.06
2018	383	9.48	-	10.20	3,901	1.31	0.70	-	1.30	0.08	-	0.68
2017	389	9.47	-	10.13	3,944	0.41	0.70	-	1.30	(0.25)	-	(0.85)
	DWS Small Mid Cap Growth VIP Class A II
2021	47	36.57	-	36.57	1,702	0.04	0.70	-	0.70	13.05	-	13.05
2020	44	32.35	-	32.35	1,439	0.05	0.70	-	0.70	29.27	-	29.27
2019	72	25.03	-	25.03	1,790	—	0.70	-	0.70	21.56	-	21.56
2018	74	20.59	-	20.59	1,534	—	0.70	-	0.70	(14.19)	-	(14.19)
2017	80	23.99	-	23.99	1,918	0.11	0.70	-	0.70	21.27	-	21.27